Lease Agreements (Details) - Schedule of operating lease right-of-use assets and operating lease liabilities - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2023
Right of use assets:
Operating right of use assets	$ 179,512	$ 208,051	$ 129,758
Operating lease liabilities
Current portion of leases payable	80,096	152,824
Leases payable, less current portion	99,416	55,227
Total operating lease liabilities	$ 179,512	$ 208,051